GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 37.3%
Aerospace & Defense – 0.5%
33,940	Northrop Grumman Corp.	$ 9,727,543

Banks – 2.5%
401,014	BNP Paribas SA ADR*	9,686,493
110,410	JPMorgan Chase & Co.	14,206,455
89,304	M&T Bank Corp.	11,830,101
246,698	Truist Financial Corp.	11,836,570

		47,559,619

Beverages – 0.7%
278,431	The Coca-Cola Co.	13,406,453

Biotechnology – 0.4%
31,136	Amgen, Inc.	7,517,164

Capital Markets – 1.5%
12,057	BlackRock, Inc.	8,455,092
37,255	CME Group, Inc.	6,770,724
100,104	Morgan Stanley, Inc.	6,711,973
54,793	Singapore Exchange Ltd. ADR	6,205,307

		28,143,096

Chemicals – 1.1%
22,290	Ecolab, Inc.	4,558,528
67,449	Linde PLC	16,551,985

		21,110,513

Commercial Services & Supplies – 0.4%
94,610	Republic Services, Inc.	8,564,097

Communications Equipment – 1.0%
368,793	Cisco Systems, Inc.	16,440,792
143,937	Juniper Networks, Inc.	3,514,941

		19,955,733

Construction & Engineering – 0.3%
262,424	Vinci SA ADR	6,061,994

Consumer Finance – 0.3%
49,840	American Express Co.	5,794,398

Containers & Packaging – 0.7%
262,027	International Paper Co.	13,182,578

Diversified Telecommunication Services – 0.8%
262,770	Verizon Communications, Inc.	14,386,658

Electric Utilities – 1.2%
923,410	Enel SpA ADR(a)	9,160,227
128,296	NextEra Energy, Inc.	10,375,298
68,465	Xcel Energy, Inc.	4,381,075

		23,916,600

Electrical Equipment – 1.6%
110,479	Eaton Corp. PLC	13,003,378
581,783	Schneider Electric SE ADR	17,098,603

		30,101,981

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 0.4%
59,657	TE Connectivity Ltd.	$ 7,182,703

Entertainment* – 0.5%
52,918	The Walt Disney Co.	8,899,220

Equity Real Estate Investment Trusts (REITs) – 2.4%
45,375	Alexandria Real Estate Equities, Inc.	7,582,616
34,381	American Tower Corp.	7,816,864
43,129	AvalonBay Communities, Inc.	7,058,924
53,000	Camden Property Trust	5,413,950
167,134	Hudson Pacific Properties, Inc.	3,917,621
60,024	Prologis, Inc.	6,194,477
160,584	Ventas, Inc.	7,398,105

		45,382,557

Food Products – 1.0%
70,561	Archer-Daniels-Midland Co.	3,528,756
94,234	Mondelez International, Inc. Class A	5,224,333
98,097	Nestle SA ADR	11,016,293

		19,769,382

Health Care Equipment & Supplies – 1.2%
131,272	Medtronic PLC	14,614,512
59,020	Zimmer Biomet Holdings, Inc.	9,069,603

		23,684,115

Health Care Providers & Services – 0.8%
80,301	CVS Health Corp.	5,753,567
27,311	UnitedHealth Group, Inc.	9,110,403

		14,863,970

Hotels, Restaurants & Leisure – 1.3%
255,076	Aramark	8,746,556
59,731	McDonald’s Corp.	12,414,491
46,655	Starbucks Corp.	4,516,671

		25,677,718

Household Products – 0.8%
47,498	Kimberly-Clark Corp.	6,274,486
68,877	The Procter & Gamble Co.	8,830,720

		15,105,206

Industrial Conglomerates – 0.8%
76,228	Honeywell International, Inc.	14,892,664

Insurance – 1.1%
69,298	Chubb Ltd.	10,094,640
35,068	The Travelers Cos., Inc.	4,779,768
177,145	Zurich Insurance Group AG ADR	7,055,685

		21,930,093

IT Services – 1.3%
47,707	Accenture PLC Class A	11,541,277
54,430	Fidelity National Information Services, Inc.	6,719,928
52,010	International Business Machines Corp.	6,194,911

		24,456,116

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – 1.3%
49,521	Deere & Co.	$ 14,301,665
56,859	Illinois Tool Works, Inc.	11,042,586

		25,344,251

Media – 0.9%
194,739	Bright Pattern Holding Co.	244,397
346,719	Comcast Corp. Class A	17,186,861

		17,431,258

Metals & Mining – 0.7%
166,549	Rio Tinto PLC ADR	12,727,675

Multi-Utilities – 1.3%
93,765	Ameren Corp.	6,818,591
63,892	CMS Energy Corp.	3,634,177
111,510	National Grid PLC ADR	6,476,501
67,842	Public Service Enterprise Group, Inc.	3,828,324
29,137	Sempra Energy	3,605,995

		24,363,588

Oil, Gas & Consumable Fuels – 1.0%
141,487	Chevron Corp.	12,054,693
183,398	Royal Dutch Shell PLC ADR Class A(a)	6,765,552

		18,820,245

Pharmaceuticals – 3.7%
100,887	AstraZeneca PLC ADR	5,104,882
258,320	Bristol-Myers Squibb Co.	15,868,598
87,212	Eli Lilly & Co.	18,137,480
125,517	Johnson & Johnson	20,475,588
120,117	Novartis AG ADR	10,866,985

		70,453,533

Road & Rail – 0.8%
35,120	Norfolk Southern Corp.	8,310,094
37,757	Union Pacific Corp.	7,455,875

		15,765,969

Semiconductors & Semiconductor Equipment – 1.3%
25,047	Analog Devices, Inc.	3,690,175
47,244	QUALCOMM, Inc.	7,383,292
77,921	Texas Instruments, Inc.	12,910,730

		23,984,197

Software – 0.2%
17,095	Microsoft Corp.	3,965,356

Specialty Retail – 0.8%
60,057	The Home Depot, Inc.	16,264,637

Shares	Description	Value

Common Stocks – (continued)
Technology – Software/Services(b)(c) – 0.0%
194,739	Aspect Software, Inc. Class B	$ 48,685

Water Utilities – 0.7%
82,964	American Water Works Co., Inc.	13,192,935

TOTAL COMMON STOCKS (Cost $573,518,215)		$ 713,634,500

Shares	Dividend Rate	Value

Preferred Stocks(d) – 0.5%
Capital Markets(e) – 0.3%
Morgan Stanley, Inc. (3M USD LIBOR + 3.708%)
183,597	6.375%	$ 5,206,811

Diversified Telecommunication Services – 0.1%
Qwest Corp.
43,276	6.500	1,110,895

Insurance(e) – 0.1%
Delphi Financial Group, Inc. (3M USD LIBOR + 3.190%)
143,849	3.411	3,020,829

TOTAL PREFERRED STOCKS (Cost $8,780,987)		$ 9,338,535

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 49.4%
Advertising(d) – 0.2%
Lamar Media Corp.
$600,000	3.750%		02/15/28	$ 607,500
Terrier Media Buyer, Inc.(f)
2,850,000	8.875		12/15/27	3,063,750

				3,671,250

Aerospace & Defense(d) – 0.5%
The Boeing Co.
3,432,000	5.150		05/01/30	4,073,441
1,652,000	5.805		05/01/50	2,177,617
TransDigm, Inc.
365,000	6.500		05/15/25	374,125
3,300,000	5.500		11/15/27	3,403,125
315,000	4.625	(f)	01/15/29	312,637

				10,340,945

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Agriculture – 0.6%
BAT Capital Corp.(d)
$10,000,000	4.390%		08/15/37	$ 11,043,500
MHP SE
670,000	7.750		05/10/24	730,091

				11,773,591

Airlines(f) – 0.2%
Air Canada Pass Through Trust Series 2013-1, Class B
1,386,667	5.375		05/15/21	1,386,667
Hawaiianmiles Loyalty Ltd.(d)
2,155,000	5.750		01/20/26	2,241,200

				3,627,867

Automotive – 1.5%
American Axle & Manufacturing, Inc.(d)
1,000	6.250		04/01/25	1,030
BorgWarner, Inc.(f)
4,100,000	5.000		10/01/25	4,827,627
Clarios Global LP/Clarios US Finance Co.(d)(f)
1,850,000	8.500		05/15/27	1,958,688
Dealer Tire LLC/DT Issuer LLC(d)(f)
4,342,000	8.000		02/01/28	4,602,520
Ford Motor Co.
1,464,000	8.500		04/21/23	1,639,722
Ford Motor Credit Co. LLC
2,500,000	5.875		08/02/21	2,553,060
1,600,000	4.140	(d)	02/15/23	1,642,064
400,000	4.687	(d)	06/09/25	426,549
1,543,000	5.125	(d)	06/16/25	1,674,141
4,260,000	3.375	(d)	11/13/25	4,318,290
General Motors Co.(d)
3,000,000	6.600		04/01/36	4,141,830
Meritor, Inc.(d)(f)
450,000	6.250		06/01/25	482,625
Real Hero Merger Sub 2, Inc.(d)(f)
360,000	6.250		02/01/29	368,100

				28,636,246

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – 4.7%
Akbank T.A.S.(d)(e) (5 Year USD Swap + 5.026%)
$320,000	7.200%		03/16/27	$ 321,400
Alfa Bank AO Via Alfa Bond Issuance PLC(d)(e) (5 year CMT + 4.546%)
360,000	5.950		04/15/30	380,812
Banco de Bogota SA
330,000	6.250		05/12/26	372,075
Banco do Brasil SA(d)(e) (10 Year CMT + 4.398%)
560,000	6.250		04/15/49	557,200
Banco Industrial SA(d)(e)(f) (5 Year CMT + 4.442%)
460,000	4.875		01/29/31	470,350
Banco Mercantil del Norte SA(d)(e)(f) (5 Year CMT + 4.967%)
680,000	6.750		09/27/99	720,375
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(f)
250,000	5.375		04/17/25	285,938
Banco Santander SA
2,000,000	3.490		05/28/30	2,213,200
Bank of America Corp.(d)(e) (3M USD LIBOR + 3.898%)
4,000,000	6.100		03/17/49	4,497,520
BBVA Bancomer SA(d)(e) (5 Year CMT + 2.650%)
530,000	5.125		01/18/33	561,853
BNP Paribas SA(f)
2,700,000	4.375		05/12/26	3,081,456
CIT Group, Inc.(d)
4,025,000	5.250		03/07/25	4,613,656
Citigroup, Inc.(d)(e)
(3M USD LIBOR + 4.517%)
1,890,000	6.250		08/15/49	2,161,687
(SOFR + 3.914%)
900,000	4.412		03/31/31	1,069,398
Credit Bank of Moscow Via CBOM Finance PLC
260,000	4.700	(f)	01/29/25	266,500
(5 Year USD Swap + 5.416%)
280,000	7.500	(d)(e)	10/05/27	276,500
Credit Suisse Group AG(d)(e)(f)
(5 Year CMT + 3.554%)
3,285,000	4.500		09/03/99	3,252,150
(5 Year USD Swap + 4.598%)
4,025,000	7.500		12/11/49	4,462,719
Deutsche Bank AG(d)(e)
(5 Year CMT + 4.524%)
800,000	6.000		10/30/99	777,000
(5 Year USD Swap + 2.248%)
2,000,000	4.296		05/24/28	2,050,000
Deutsche Bank AG/New York NY(d)(e) (SOFR + 2.757%)
5,380,000	3.729		01/14/32	5,405,550

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
First Bank of Nigeria, Ltd. Via FBN Finance Co BV(f)
	$200,000	8.625%		10/27/25	$ 220,938
FirstRand Bank Ltd.(d)(e) (5 Year USD Swap + 3.561%)
	320,000	6.250		04/23/28	334,100
Freedom Mortgage Corp.(d)(f)
	3,225,000	7.625		05/01/26	3,410,437
Grupo Aval Ltd.(d)
	340,000	4.375	(f)	02/04/30	349,945
	200,000	4.375		02/04/30	205,850
ING Groep NV(d)(e) (5 Year USD Swap + 4.446%)
	5,000,000	6.500		04/16/49	5,487,500
Intesa Sanpaolo SpA(f)
	8,000,000	5.017		06/26/24	8,710,000
Itau Unibanco Holding SA(d)(e) (5 Year CMT + 3.981%)
	500,000	6.125		12/12/99	507,725
JPMorgan Chase & Co.(d)(e)
(3M USD LIBOR + 3.330%)
	4,000,000	6.125		04/30/49	4,337,840
(3M USD LIBOR + 3.800%)
	2,700,000	4.005		05/01/49	2,701,080
(SOFR + 2.515%)
	441,000	2.956		05/13/31	470,525
Morgan Stanley, Inc.(d)(e) (3M USD LIBOR + 3.610%)
	2,731,000	3.851		04/15/49	2,727,586
Natwest Group PLC
	2,675,000	3.875		09/12/23	2,889,187
	2,975,000	6.000		12/19/23	3,372,398
OTP Bank Nyrt(d)(e) (-1x 5M EURIBOR ICE Swap + 3.200%)
EUR	390,000	2.875		07/15/29	478,017
Standard Bank Group, Ltd.(d)(e) (5 year USD ICE Swap + 3.754%)
	$200,000	5.950		05/31/29	210,313
Standard Chartered PLC(d)(e)(f) (5 year CMT + 3.805%)
	4,255,000	4.750		01/14/99	4,308,187
Truist Financial Corp.(d)(e) (10 Year CMT + 4.349%)
	2,237,000	5.100		03/01/99	2,528,861
Turkiye Vakiflar Bankasi TAO
	200,000	6.000		11/01/22	200,813
	220,000	6.500	(f)	01/08/26	227,700
UBS Group AG(d)(e) (5 Year USD Swap + 4.590%)
	4,000,000	6.875		08/07/49	4,505,000
UniCredit SpA(d)(e)(f) (5 Year CMT + 4.750%)
	1,525,000	5.459		06/30/35	1,645,983

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
United Bank for Africa PLC
	$670,000	7.750%		06/08/22	$ 690,728
Yapi ve Kredi Bankasi A/S(d)(e)
(5 year CMT + 7.415%)
	340,000	7.875	(f)	01/22/31	348,500
(5 Year USD Swap + 11.245%)
	260,000	13.875		01/15/99	299,650

					88,966,202

Beverages – 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii A/S
	350,000	3.375		11/01/22	356,672
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(d)
	8,050,000	4.700		02/01/36	9,940,542
Central American Bottling Corp.(d)
	480,000	5.750		01/31/27	507,300
Constellation Brands, Inc.(d)
	2,275,000	2.875		05/01/30	2,446,467
Keurig Dr Pepper, Inc.(d)
	1,055,000	3.200		05/01/30	1,173,962
	308,000	3.800		05/01/50	353,205

					14,778,148

Building Materials(d) – 0.7%
Builders FirstSource, Inc.(f)
	1,507,000	6.750		06/01/27	1,621,909
	940,000	5.000		03/01/30	1,004,625
Cemex SAB de CV
	670,000	7.375		06/05/27	756,095
	330,000	3.875	(f)	07/11/31	330,000
Cornerstone Building Brands, Inc.(f)
	2,780,000	8.000		04/15/26	2,905,100
CP Atlas Buyer, Inc.(f)
	2,160,000	7.000		12/01/28	2,246,400
Masonite International Corp.(f)
	2,075,000	5.375		02/01/28	2,217,656
Summit Materials LLC/Summit Materials Finance Corp.(f)
	1,213,000	5.250		01/15/29	1,273,650

					12,355,435

Capital Goods(f) – 0.1%
Cab
EUR	1,175,000	3.375		02/01/28	1,426,634

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(d) – 0.9%
Air Products & Chemicals, Inc.
$200,000	2.800%	05/15/50	$ 207,690
Axalta Coating Systems LLC(f)
3,100,000	3.375	02/15/29	3,038,000
Element Solutions, Inc.(f)
651,000	3.875	09/01/28	652,628
HB Fuller Co.
1,060,000	4.250	10/15/28	1,081,200
INEOS Quattro Finance 2 PLC(f)
780,000	3.375	01/15/26	780,000
Ingevity Corp.(f)
2,775,000	4.500	02/01/26	2,813,156
1,305,000	3.875	11/01/28	1,306,631
Minerals Technologies, Inc.(f)
1,695,000	5.000	07/01/28	1,779,750
OCI NV(f)
1,250,000	5.250	11/01/24	1,289,062
Rayonier AM Products, Inc.(f)
296,000	7.625	01/15/26	311,540
Valvoline, Inc.(f)
885,000	3.625	06/15/31	891,638
WR Grace & Co-Conn(f)
2,938,000	4.875	06/15/27	3,077,555

			17,228,850

Coal(d) – 0.0%
Mongolian Mining Corp./Energy Resources LLC
330,000	9.250	04/15/24	303,291

Commercial Services – 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(d)(f)
2,557,000	6.625	07/15/26	2,735,990
3,020,000	9.750	07/15/27	3,284,250
Bright Scholar Education Holdings, Ltd.
360,000	7.450	07/31/22	373,500
IHS Markit Ltd.(d)(f)
5,675,000	4.750	02/15/25	6,461,385
Jaguar Holding Co. II/PPD Development LP(d)(f)
2,350,000	5.000	06/15/28	2,485,125
MPH Acquisition Holdings LLC(d)(f)
1,915,000	5.750	11/01/28	1,898,244

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Sabre GLBL, Inc.(d)(f)
	$2,405,000	9.250%	04/15/25	$ 2,837,900
Techem Verwaltungsgesellschaft 674 MBH(d)
EUR	760,000	6.000	07/30/26	956,256
Verisure Holding AB(d)(f)
	725,000	3.250	02/15/27	886,739
Verisure Midholding AB(d)(f)
	800,000	5.250	02/15/29	995,237

				22,914,626

Computers(d) – 1.4%
Austin BidCo, Inc.(f)
	$710,000	7.125	12/15/28	734,850
Banff Merger Sub, Inc.(f)
	1,000,000	9.750	09/01/26	1,062,500
Booz Allen Hamilton, Inc.(f)
	2,513,000	3.875	09/01/28	2,582,107
Dell International LLC/EMC Corp.(f)
	5,000,000	8.100	07/15/36	7,342,150
Hewlett Packard Enterprise Co.
	3,000,000	6.200	10/15/35	3,910,260
Presidio Holdings, Inc.(f)
	2,095,000	8.250	02/01/28	2,317,594
Seagate HDD Cayman(f)
	3,979,000	3.125	07/15/29	3,859,630
Unisys Corp.(f)
	1,060,000	6.875	11/01/27	1,166,000
Western Digital Corp.
	3,000,000	4.750	02/15/26	3,315,000

				26,290,091

Cosmetics/Personal Care(d) – 0.2%
Coty, Inc.
EUR	3,650,000	4.000	04/15/23	4,144,243

Distribution & Wholesale(d)(f) – 1.1%
Avient Corp.
	$1,953,000	5.750	05/15/25	2,067,738
Core & Main Holdings LP(g) (PIK 9.375%, Cash 8.625%)
	3,000,000	8.625	09/15/24	3,063,750
H&E Equipment Services, Inc.
	1,525,000	3.875	12/15/28	1,515,469

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Distribution & Wholesale(d)(f) – (continued)
IAA, Inc.
$750,000	5.500%	06/15/27	$ 787,500
Performance Food Group, Inc.
2,150,000	5.500	06/01/24	2,160,750
1,150,000	5.500	10/15/27	1,210,375
Resideo Funding, Inc.
3,282,000	6.125	11/01/26	3,487,125
Univar Solutions USA, Inc.
3,200,000	5.125	12/01/27	3,360,000
Wolverine Escrow LLC
3,118,000	8.500	11/15/24	2,962,100
250,000	9.000	11/15/26	237,500

			20,852,307

Diversified Financial Services – 2.7%
AerCap Holdings NV(d)(e) (5 Year CMT + 4.535%)
1,825,000	5.875	10/10/79	1,916,250
Air Lease Corp.(d)
2,750,000	3.750	06/01/26	3,021,865
Ally Financial, Inc.
4,000,000	8.000	11/01/31	5,818,560
Aviation Capital Group LLC(d)(f)
800,000	1.950	01/30/26	793,800
Avolon Holdings Funding Ltd.(d)(f)
3,450,000	5.250	05/15/24	3,776,646
Curo Group Holdings Corp.(d)(f)
2,125,000	8.250	09/01/25	2,077,187
GE Capital Funding LLC(d)(f)
2,350,000	3.450	05/15/25	2,580,464
Global Aircraft Leasing Co. Ltd.(d)(f)(g) (PIK 7.250%, Cash 6.500%)
1,813,437	6.500	09/15/24	1,632,093
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(d)(f)
2,055,000	4.375	02/01/29	2,039,587
LD Holdings Group LLC(d)(f)
1,910,000	6.500	11/01/25	2,029,375
Nationstar Mortgage Holdings, Inc.(d)(f)
2,651,000	5.500	08/15/28	2,757,040
784,000	5.125	12/15/30	813,400
Navient Corp.
3,000,000	5.500	01/25/23	3,146,250

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
NFP Corp.(d)(f)
$3,400,000	6.875%		08/15/28	$ 3,561,500
Oilflow SPV 1 DAC
451,737	12.000		01/13/22	447,220
OneMain Finance Corp.
1,602,000	7.125		03/15/26	1,882,350
OneMain Finance Corp.
2,600,000	6.125		05/15/22	2,743,000
1,643,000	4.000	(d)	09/15/30	1,657,376
Park Aerospace Holdings Ltd.(d)(f)
2,235,000	5.250		08/15/22	2,348,829
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.(d)(f)
1,717,000	3.875		03/01/31	1,741,107
Raymond James Financial, Inc.(d)
900,000	4.650		04/01/30	1,093,077
The Charles Schwab Corp.(d)(e)
(3M USD LIBOR + 3.315%)
2,195,000	4.625		03/01/49	2,221,538
(5 Year CMT + 4.971%)
1,250,000	5.375		06/01/99	1,386,113
Unifin Financiera SAB de CV(d)
200,000	7.000		01/15/25	187,000
Visa, Inc.(d)
450,000	2.700		04/15/40	472,680

				52,144,307

Electrical – 0.9%
Calpine Corp.(d)(f)
4,215,000	3.750		03/01/31	4,109,625
Eskom Holdings SOC Ltd.(h)
630,000	6.350		08/10/28	696,150
Listrindo Capital B.V.(d)
520,000	4.950		09/14/26	538,038
LLPL Capital Pte Ltd.
431,940	6.875		02/04/39	521,298
Minejesa Capital B.V.
260,000	4.625		08/10/30	278,512
Mong Duong Finance Holdings B.V.(d)
530,000	5.125		05/07/29	535,631

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
NRG Energy, Inc.(d)
$2,800,000	3.750	%(f)	06/15/24	$ 3,054,380
115,000	5.750		01/15/28	124,919
448,000	3.375	(f)	02/15/29	457,520
1,198,000	3.625	(f)	02/15/31	1,247,417
Pacific Gas & Electric Co.(d)
1,470,000	3.500		08/01/50	1,414,507
Sempra Energy(d)(e) (5 Year CMT + 4.550%)
3,335,000	4.875		10/15/99	3,595,330

				16,573,327

Electrical Components & Equipment(d)(f) – 0.1%
Wesco Distribution, Inc.
1,473,000	7.250		06/15/28	1,647,919

Energy-Alternate Sources(d) – 0.0%
Greenko Dutch B.V.
690,000	5.250		07/24/24	716,393

Engineering & Construction(d) – 0.2%
Aeropuertos Dominicanos Siglo XXI SA
630,000	6.750		03/30/29	650,475
IHS Netherlands Holdco B.V.(f)
200,000	7.125		03/18/25	208,938
International Airport Finance SA
199,537	12.000		03/15/33	193,551
KBR, Inc.(f)
1,161,000	4.750		09/30/28	1,205,118
Mexico City Airport Trust
520,000	5.500		10/31/46	520,487

				2,778,569

Entertainment(d) – 0.7%
Banijay Entertainment SASU(f)
1,800,000	5.375		03/01/25	1,833,750
Live Nation Entertainment, Inc.(f)
1,250,000	6.500		05/15/27	1,387,500
970,000	3.750		01/15/28	978,487
Motion Bondco DAC(f)
3,250,000	6.625		11/15/27	3,258,125
Scientific Games International, Inc.(f)
1,000,000	5.000		10/15/25	1,027,500
500,000	7.000		05/15/28	530,000
Seaworld Parks & Entertainment,Inc.
3,084,000	9.500		08/01/25	3,315,300

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(d) – (continued)
Six Flags Entertainment Corp.(f)
$1,854,000	5.500%	04/15/27	$ 1,867,905

			14,198,567

Environmental(d) – 0.4%
Covanta Holding Corp.
670,000	5.000	09/01/30	703,500
GFL Environmental, Inc.(f)
730,000	5.125	12/15/26	771,975
858,000	8.500	05/01/27	945,945
2,624,000	4.000	08/01/28	2,584,640
Stericycle, Inc.(f)
1,950,000	5.375	07/15/24	2,020,687

			7,026,747

Food & Drug Retailing(d) – 1.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(f)
2,595,000	4.625	01/15/27	2,724,750
1,995,000	5.875	02/15/28	2,142,131
502,000	4.875	02/15/30	537,140
Arcor SAIC
110,000	6.000	07/06/23	102,309
B&G Foods, Inc.
4,020,000	5.250	04/01/25	4,135,575
BRF SA
360,000	5.750	09/21/50	378,225
Kraft Heinz Foods Co.
3,198,000	5.000	07/15/35	3,778,232
2,592,000	4.375	06/01/46	2,757,810
Post Holdings, Inc.(f)
5,984,000	4.625	04/15/30	6,230,840
United Natural Foods, Inc.(f)
1,455,000	6.750	10/15/28	1,536,844
US Foods, Inc.(f)
2,690,000	4.750	02/15/29	2,710,175

			27,034,031

Forest Products&Paper(d)(f) – 0.2%
Mercer International, Inc.
3,630,000	5.125	02/01/29	3,684,450

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gaming(d) – 0.5%
Boyd Gaming Corp.
	$2,950,000	4.750%		12/01/27	$ 3,031,125
Genting New York LLC/GENNY Capital, Inc.(f)
	915,000	3.300		02/15/26	920,811
Melco Resorts Finance, Ltd.(f)
	280,000	5.375		12/04/29	292,460
MGM Resorts International
	1,832,000	4.750		10/15/28	1,909,860
Station Casinos LLC(f)
	3,273,000	4.500		02/15/28	3,199,357
Wynn Macau Ltd.(f)
	330,000	5.625		08/26/28	339,389
	550,000	5.125		12/15/29	558,250

					10,251,252

Gas(d) – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
	4,125,000	5.875		08/20/26	4,661,250
China Oil & Gas Group, Ltd.
	360,000	5.500		01/25/23	371,138

					5,032,388

Health Care - Services(d)(f) – 0.0%
Laboratoire Eimer Selarl
EUR	500,000	5.000		02/01/29	619,365

Healthcare Providers & Services – 1.5%
CHS/Community Health Systems, Inc.(d)(f)
	$2,155,000	6.875		04/15/29	2,192,713
DaVita, Inc.(d)(f)
	3,800,000	3.750		02/15/31	3,771,500
Encompass Health Corp.(d)
	1,200,000	4.500		02/01/28	1,254,000
HCA, Inc.
	8,870,000	5.000		03/15/24	9,986,999
	250,000	5.875	(d)	02/15/26	286,250
Lifepoint Health, Inc.(d)(f)
	2,635,000	5.375		01/15/29	2,651,469
ModivCare, Inc.(d)(f)
	751,000	5.875		11/15/25	796,060

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Molina Healthcare, Inc.(d)(f)
$900,000	3.875%	11/15/30	$ 960,750
Rede D’or Finance S.a.r.l.(d)
200,000	4.500	01/22/30	203,404
Select Medical Corp.(d)(f)
1,700,000	6.250	08/15/26	1,812,625
Tenet Healthcare Corp.(d)(f)
2,000,000	6.250	02/01/27	2,100,000
Universal Health Services, Inc.(d)(f)
2,650,000	5.000	06/01/26	2,745,903

			28,761,673

Holding Companies-Diversified(d) – 0.0%
KOC Holding A/S
700,000	6.500	03/11/25	759,500

Home Builders – 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.(d)(f)
1,642,000	4.875	02/15/30	1,687,155
Installed Building Products, Inc.(d)(f)
800,000	5.750	02/01/28	852,000
Lennar Corp.(d)
1,825,000	4.125	01/15/22	1,869,180
M/I Homes, Inc.(d)
1,378,000	4.950	02/01/28	1,450,345
PulteGroup, Inc.
3,000,000	7.875	06/15/32	4,417,500
Taylor Morrison Communities, Inc.(d)(f)
1,301,000	5.125	08/01/30	1,427,912
TRI Pointe Group, Inc.(d)
1,850,000	5.250	06/01/27	1,998,000
413,000	5.700	06/15/28	465,141

			14,167,233

Household Products(d) – 0.3%
Central Garden & Pet Co.
1,380,000	4.125	10/15/30	1,438,650
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(f)
1,988,000	7.000	12/31/27	2,037,700

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Household Products(d) – (continued)
Spectrum Brands, Inc.
$1,800,000	5.750%	07/15/25	$ 1,856,250

			5,332,600

Housewares(d) – 0.0%
Turkiye Sise ve Cam Fabrikalari A/S
530,000	6.950	03/14/26	586,809

Insurance – 0.8%
Acrisure LLC/Acrisure Finance, Inc.(d)(f)
2,230,000	4.250	02/15/29	2,230,000
Acrisure LLC/Acrisure Finance, Inc.(d)(f)
1,550,000	10.125	08/01/26	1,778,625
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(d)(f)
1,666,000	6.750	10/15/27	1,755,548
American International Group, Inc.(d)
2,250,000	3.400	06/30/30	2,513,678
AssuredPartners, Inc.(d)(f)
680,000	5.625	01/15/29	693,600
Fidelity & Guaranty Life Holdings, Inc.(d)(f)
2,850,000	5.500	05/01/25	3,322,786
HUB International Ltd.(d)(f)
1,760,000	7.000	05/01/26	1,826,000
Transatlantic Holdings, Inc.
75,000	8.000	11/30/39	118,184
USI, Inc.(d)(f)
1,850,000	6.875	05/01/25	1,882,375

			16,120,796

Internet – 2.2%
21Vianet Group, Inc.
400,000	7.875	10/15/21	406,875
ANGI Group LLC(d)(f)
1,485,000	3.875	08/15/28	1,477,575
Arches Buyer, Inc.(d)(f)
805,000	6.125	12/01/28	825,125
Booking Holdings, Inc.(d)
2,850,000	4.625	04/13/30	3,460,841
Cablevision Lightpath LLC(d)(f)
200,000	5.625	09/15/28	205,000
Endurance Acquisition Merger Sub(d)(f)
6,473,000	6.000	02/15/29	6,375,905

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Expedia Group, Inc.(d)(f)
$1,160,000	6.250%		05/01/25	$ 1,340,519
1,382,000	4.625		08/01/27	1,536,369
Getty Images, Inc.(d)(f)
2,260,000	9.750		03/01/27	2,412,550
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(d)(f)
1,305,000	5.250		12/01/27	1,371,881
GrubHub Holdings, Inc.(d)(f)
3,400,000	5.500		07/01/27	3,570,000
NortonLifeLock, Inc.(d)(f)
4,000,000	5.000		04/15/25	4,065,000
Twitter, Inc.(d)(f)
4,305,000	3.875		12/15/27	4,514,869
Uber Technologies, Inc.(d)(f)
3,200,000	7.500		05/15/25	3,428,000
1,800,000	6.250		01/15/28	1,930,500
VeriSign, Inc.(d)
4,000,000	5.250		04/01/25	4,534,600

				41,455,609

Iron/Steel – 0.3%
ABJA Investment Co. Pte Ltd.
650,000	5.950		07/31/24	696,516
Cleveland-Cliffs, Inc.(d)
1,038,000	5.750		03/01/25	1,060,057
2,250,000	5.875		06/01/27	2,345,625
Metinvest B.V.(d)
200,000	7.750		04/23/23	212,313
200,000	8.500		04/23/26	222,437
Samarco Mineracao SA(c)
200,000	4.125		11/01/22	146,375
Vale Overseas Ltd.
300,000	6.250		08/10/26	367,781
110,000	3.750	(d)	07/08/30	120,247

				5,171,351

Leisure Time – 0.2%
NCL Corp., Ltd.(d)(f)
3,550,000	3.625		12/15/24	3,177,250

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time – (continued)
Royal Caribbean Cruises, Ltd.
$955,000	5.250%	11/15/22	$ 943,063

			4,120,313

Lodging(d) – 0.2%
Fortune Star BVI Ltd.
340,000	5.250	03/23/22	344,144
Hilton Domestic Operating Co., Inc.(f)
1,014,000	4.000	05/01/31	1,040,617
Marriott International, Inc.
1,664,000	4.625	06/15/30	1,903,150
Wyndham Destinations, Inc.(f)
598,000	6.625	07/31/26	667,518

			3,955,429

Machinery - Construction & Mining(d)(f) – 0.1%
BWX Technologies, Inc.
1,023,000	4.125	06/30/28	1,066,478

Machinery-Diversified(d)(f) – 0.0%
Titan Acquisition Ltd./Titan Co-Borrower LLC
588,000	7.750	04/15/26	602,700

Media – 3.5%
Altice Financing SA(d)
200,000	7.500	05/15/26	209,750
AMC Networks, Inc.(d)
1,800,000	4.750	08/01/25	1,847,250
CCO Holdings LLC/CCO Holdings Capital Corp.(d)(f)
3,000,000	5.875	05/01/27	3,112,500
4,980,000	4.750	03/01/30	5,291,250
Charter Communications Operating LLC/Charter Communications Operating Capital(d)
12,000,000	6.384	10/23/35	16,156,200
Comcast Corp.(d)
2,827,000	2.800	01/15/51	2,802,264
CSC Holdings LLC(d)(f)
2,298,000	4.625	12/01/30	2,343,960
Cumulus Media New Holdings, Inc.(d)(f)
2,421,000	6.750	07/01/26	2,457,315
Diamond Sports Group LLC/Diamond Sports Finance Co.(d)(f)
1,590,000	5.375	08/15/26	1,283,925
3,345,000	6.625	08/15/27	2,124,075

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
DISH DBS Corp.
	$3,491,000	5.875%	07/15/22	$ 3,630,640
Gray Television, Inc.(d)(f)
	2,125,000	7.000	05/15/27	2,316,250
iHeartCommunications, Inc.(d)(f)
	1,450,000	5.250	08/15/27	1,513,437
	550,000	4.750	01/15/28	560,312
Nexstar Broadcasting, Inc.(d)(f)
	1,500,000	5.625	07/15/27	1,591,875
Radiate Holdco LLC/Radiate Finance, Inc.(d)(f)
	1,211,000	6.500	09/15/28	1,265,495
Scripps Escrow II, Inc.(d)(f)
	1,305,000	5.375	01/15/31	1,321,312
Scripps Escrow, Inc.(d)(f)
	1,050,000	5.875	07/15/27	1,102,500
Sinclair Television Group, Inc.(d)(f)
	2,100,000	5.875	03/15/26	2,152,500
Sirius XM Radio, Inc.(d)(f)
	1,085,000	4.625	07/15/24	1,120,805
TEGNA, Inc.(d)(f)
	2,300,000	4.625	03/15/28	2,328,750
The E.W. Scripps Co.(d)(f)
	1,875,000	5.125	05/15/25	1,912,500
Townsquare Media, Inc.(d)(f)
	2,038,000	6.875	02/01/26	2,104,235
Urban One, Inc.(d)(f)
	1,690,000	7.375	02/01/28	1,715,350
Virgin Media Vendor Financing Notes III DAC(d)(f)
GBP	1,650,000	4.875	07/15/28	2,319,392
Ziggo Bond Co. B.V.(d)(f)
EUR	675,000	3.375	02/28/30	816,091
	$500,000	5.125	02/28/30	520,625

				65,920,558

Mining – 0.9%
Constellium SE(d)(f)
	2,100,000	5.875	02/15/26	2,152,500
First Quantum Minerals Ltd.(d)(f)
	4,000,000	7.250	04/01/23	4,080,220

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Freeport-McMoRan, Inc.(d)
$2,000,000	5.400%	11/14/34	$ 2,485,000
Glencore Finance Canada Ltd.(f)
3,000,000	5.550	10/25/42	3,693,930
Novelis Corp.(d)(f)
2,100,000	5.875	09/30/26	2,194,500
2,400,000	4.750	01/30/30	2,520,000
Vedanta Resources Finance II PLC(d)(f)
200,000	9.250	04/23/26	164,125

			17,290,275

Miscellaneous Manufacturing(d) – 0.4%
Bombardier, Inc.(f)
1,125,000	7.500	12/01/24	1,082,813
3,301,000	7.500	03/15/25	3,094,687
General Electric Co.(e) (3M USD LIBOR + 3.330%)
4,477,000	3.554	03/15/49	4,231,660

			8,409,160

Office & Business Equipment(d) – 0.1%
CDW LLC/CDW Finance Corp.
1,440,000	4.125	05/01/25	1,490,400
Xerox Holdings Corp.(f)
1,055,000	5.000	08/15/25	1,107,750

			2,598,150

Oil Field Services – 1.9%
California Resources Corp.(d)(f)
2,135,000	7.125	02/01/26	2,113,650
Cenovus Energy, Inc.(d)
153,000	3.000	08/15/22	156,628
1,412,000	3.800	09/15/23	1,490,973
1,780,000	5.375	07/15/25	2,010,207
Chesapeake Energy Corp.(c)
2,000,000	5.500	09/15/26	115,000
Cia General de Combustibles SA(f)
560,000	9.500	03/08/25	408,625
Continental Resources, Inc.(d)(f)
1,306,000	5.750	01/15/31	1,417,010
DNO ASA(d)(f)
420,000	8.375	05/29/24	411,600

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Geopark Ltd.(d)
	$200,000	6.500%		09/21/24	$ 207,125
	200,000	5.500	(f)	01/17/27	200,685
Indigo Natural Resources LLC(d)(f)
	2,695,000	5.375		02/01/29	2,654,575
Kosmos Energy Ltd.(d)
	500,000	7.125		04/04/26	495,000
Laredo Petroleum, Inc.(d)
	2,213,000	9.500		01/15/25	1,903,180
Leviathan Bond Ltd.(d)(f)
	350,000	5.750		06/30/23	372,203
Lukoil Securities B.V.(f)
	500,000	3.875		05/06/30	533,155
MEG Energy Corp.(d)(f)
	2,480,000	7.125		02/01/27	2,560,600
	1,250,000	5.875		02/01/29	1,243,750
Nabors Industries Ltd.(d)(f)
	840,000	7.250		01/15/26	676,200
Noble Holding International Ltd.(c)(d)
	840,000	7.750		01/15/24	21,000
	1,975,000	7.875	(f)	02/01/26	1,125,750
Occidental Petroleum Corp.(d)
	2,180,000	8.000		07/15/25	2,460,675
	2,550,000	6.625		09/01/30	2,878,312
Petrobras Global Finance B.V.(i)
	500,000	6.850		06/05/15	583,250
Petroleos Mexicanos
EUR	220,000	2.500		08/21/21	267,899
Range Resources Corp.(d)
	$1,470,000	5.000		03/15/23	1,473,675
Sunoco LP/Sunoco Finance Corp.(d)
	545,000	5.500		02/15/26	558,625
	1,720,000	4.500	(f)	05/15/29	1,756,550
TechnipFMC PLC(d)(f)
	2,905,000	6.500		02/01/26	3,035,725
Tecpetrol SA(d)
	770,000	4.875		12/12/22	734,388
Transocean Poseidon Ltd.(d)(f)
	1,041,000	6.875		02/01/27	952,515

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
USA Compression Partners LP/USA Compression Finance Corp.(d)
	$1,300,000	6.875%	04/01/26	$ 1,355,250

				36,173,780

Packaging – 1.3%
ARD Finance SA(d)(g) (PIK 5.750%, Cash 5.000%)
EUR	1,850,000	5.000	06/30/27	2,303,977
Berry Global, Inc.(d)(f)
	$2,200,000	4.500	02/15/26	2,246,750
	2,000,000	5.625	07/15/27	2,127,500
Graphic Packaging International LLC(f)
	646,000	3.500	03/15/28	668,610
LABL Escrow Issuer LLC(d)(f)
	1,750,000	6.750	07/15/26	1,872,500
Mauser Packaging Solutions Holding Co.(d)(f)
	2,150,000	5.500	04/15/24	2,176,875
	965,000	7.250	04/15/25	950,525
Owens-Brockway Glass Container, Inc.(f)
	1,750,000	5.875	08/15/23	1,872,500
Pactiv LLC
	2,845,000	8.375	04/15/27	3,321,538
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(d)(f)
	1,410,000	4.000	10/15/27	1,413,525
Sealed Air Corp.(f)
	1,843,000	6.875	07/15/33	2,432,760
Trivium Packaging Finance B.V.(d)(f)
	1,075,000	5.500	08/15/26	1,132,781
	1,300,000	8.500	08/15/27	1,412,125

				23,931,966

Pharmaceuticals(d) – 1.9%
AbbVie, Inc.
	6,650,000	3.200	11/21/29	7,359,555
AdaptHealth LLC(f)
	1,445,000	6.125	08/01/28	1,560,600
	670,000	4.625	08/01/29	684,238
Bausch Health Cos., Inc.(f)
	4,000,000	9.000	12/15/25	4,390,000
	1,350,000	5.000	01/30/28	1,388,813

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(d) – (continued)
$1,350,000	5.250%		01/30/30	$ 1,393,875
Becton Dickinson & Co.
3,200,000	2.823		05/20/30	3,455,200
Cheplapharm Arzneimittel GmbH(f)
1,268,000	5.500		01/15/28	1,301,285
CVS Health Corp.
4,715,000	3.750		04/01/30	5,408,529
Herbalife Nutrition Ltd./HLF Financing, Inc.(f)
1,312,000	7.875		09/01/25	1,433,360
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(f)
2,745,000	7.250		08/15/26	2,889,112
Mylan NV
3,000,000	3.950		06/15/26	3,412,110
Vizient, Inc.(f)
580,000	6.250		05/15/27	614,800

				35,291,477

Pipelines – 3.5%
Buckeye Partners LP(d)
2,100,000	4.350		10/15/24	2,147,250
1,835,000	4.125	(f)	03/01/25	1,857,937
2,801,000	3.950		12/01/26	2,815,005
929,000	4.125		12/01/27	942,935
1,217,000	4.500	(f)	03/01/28	1,247,425
Cheniere Energy Partners LP(d)
1,800,000	4.500		10/01/29	1,935,000
DCP Midstream Operating LP(f)
4,000,000	6.750		09/15/37	4,420,000
Energy Transfer Operating LP
4,000,000	4.250	(d)	03/15/23	4,240,440
2,985,000	6.625		10/15/36	3,711,818
Enterprise Products Operating LLC(d)(e) (3M USD LIBOR + 2.778%)
1,000,000	3.003		06/01/67	863,470
Genesis Energy LP/Genesis Energy Finance Corp.(d)
2,010,000	7.750		02/01/28	1,859,250
Global Partners LP/GLP Finance Corp.(d)(f)
2,055,000	6.875		01/15/29	2,193,712
Kinder Morgan Energy Partners LP
7,000,000	7.300		08/15/33	9,779,910

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.(d)(f)
$2,345,000	7.500%	02/01/26	$ 2,368,450
NGPL PipeCo LLC(d)(f)
1,315,000	4.375	08/15/22	1,371,874
NuStar Logistics LP(d)
2,569,000	6.375	10/01/30	2,822,689
Plains All American Pipeline LP/PAA Finance Corp.(d)
3,000,000	3.600	11/01/24	3,221,160
Sabine Pass Liquefaction LLC(d)
2,275,000	4.200	03/15/28	2,581,033
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(d)
1,135,000	5.500	08/15/22	1,092,437
1,700,000	5.750	04/15/25	1,338,750
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(d)(f)
1,608,000	5.500	09/15/24	1,628,100
525,000	6.000	12/31/30	526,313
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(d)(f)
1,910,000	4.875	02/01/31	1,991,175
The Williams Cos., Inc.
7,000,000	7.500	01/15/31	9,472,400

			66,428,533

Real Estate Investment Trust – 1.5%
American Tower Corp.(d)
2,125,000	3.950	03/15/29	2,428,089
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(d)(f)
600,000	5.750	05/15/26	621,394
Country Garden Holdings Co. Ltd.(d)
650,000	6.500	04/08/24	698,547
Crown Castle International Corp.(d)
300,000	4.150	07/01/50	349,071
Growthpoint Properties International Pty Ltd.
270,000	5.872	05/02/23	285,441
IRSA Propiedades Comerciales SA(d)
540,000	8.750	03/23/23	455,962
Kaisa Group Holdings Ltd.
320,000	11.750	02/26/21	321,100
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(d)(f)
1,306,000	4.625	06/15/25	1,384,360

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
MPT Operating Partnership LP/MPT Finance Corp.(d)
	$3,000,000	5.000%	10/15/27	$ 3,172,050
	2,680,000	3.500	03/15/31	2,705,433
NE Property B.V.(d)
EUR	470,000	1.750	11/23/24	583,914
Realogy Group LLC/Realogy Co-Issuer Corp.(d)(f)
	$1,600,000	4.875	06/01/23	1,656,000
	748,000	7.625	06/15/25	812,515
	1,950,000	9.375	04/01/27	2,164,500
	2,080,000	5.750	01/15/29	2,132,000
SBA Communications Corp.(d)
	2,637,000	3.875	02/15/27	2,752,369
Starwood Property Trust, Inc.(d)
	2,700,000	4.750	03/15/25	2,720,250
The Howard Hughes Corp.(d)(f)
	1,096,000	4.125	02/01/29	1,087,780
	1,096,000	4.375	02/01/31	1,090,520
Trust Fibra Uno(d)
	200,000	6.390	01/15/50	234,000
VICI Properties LP/VICI Note Co., Inc.(d)(f)
	1,526,000	3.500	02/15/25	1,548,890

				29,204,185

Retailing – 1.7%
AutoNation, Inc.(d)
	961,000	4.750	06/01/30	1,156,198
BCPE Ulysses Intermediate, Inc.(d)(f)(g)(PIK 8.500%, Cash 7.750%)
	3,800,000	7.750	04/01/27	3,781,000
Burlington Coat Factory Warehouse Corp.(d)(f)
	684,000	6.250	04/15/25	733,590
eG Global Finance PLC(d)(f)
	3,800,000	6.750	02/07/25	3,904,500
Eurotorg LLC Via Bonitron DAC(f)
	560,000	9.000	10/22/25	604,800
IRB Holding Corp.(d)(f)
	1,099,000	7.000	06/15/25	1,195,162
	2,710,000	6.750	02/15/26	2,801,462
JSM Global Sarl(d)(f)
	550,000	4.750	10/20/30	578,703

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
L Brands, Inc.(d)(f)
$715,000	6.875%	07/01/25	$ 777,563
LBM Acquisition LLC(d)(f)
1,945,000	6.250	01/15/29	1,969,312
Murphy Oil USA, Inc.(d)(f)
770,000	3.750	02/15/31	772,888
Park River Holdings, Inc.(d)(f)
740,000	5.625	02/01/29	734,450
Petsmart, Inc.(d)(f)
1,380,000	7.750	02/15/29	1,380,000
PetSmart, Inc.(d)(f)
2,800,000	5.875	06/01/25	2,877,000
Specialty Building Products Holdings LLC/SBP Finance Corp.(d)(f)
3,446,000	6.375	09/30/26	3,626,915
Suburban Propane Partners LP/Suburban Energy Finance Corp.(d)
550,000	5.500	06/01/24	558,938
The Home Depot, Inc.(d)
1,170,000	3.350	04/15/50	1,310,131
Yum! Brands, Inc.(d)(f)
63,000	7.750	04/01/25	69,300
3,064,000	4.750	01/15/30	3,274,650

			32,106,562

Semiconductors – 1.0%
Amkor Technology, Inc.(d)(f)
1,398,000	6.625	09/15/27	1,516,830
AMS AG(d)(f)
1,682,000	7.000	07/31/25	1,845,995
Broadcom Corp./Broadcom Cayman Finance Ltd.(d)
3,925,000	3.875	01/15/27	4,386,541
Broadcom, Inc.(d)
3,117,000	5.000	04/15/30	3,706,581
3,925,000	4.150	11/15/30	4,444,434
Microchip Technology, Inc.
2,000,000	3.922	06/01/21	2,024,014
NXP B.V./NXP Funding LLC/NXP USA, Inc.(d)(f)
982,000	3.400	05/01/30	1,096,619
Qorvo, Inc.(d)
750,000	4.375	10/15/29	820,312

			19,841,326

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(d) – 0.8%
Brunello Bidco SpA(f)
EUR	1,250,000	3.500%		02/15/28	$ 1,514,373
Castle US Holding Corp.(f)
	$2,824,000	9.500		02/15/28	2,884,010
J2 Global, Inc.(f)
	2,920,000	4.625		10/15/30	3,044,100
Nuance Communications, Inc.
	3,000,000	5.625		12/15/26	3,153,750
Oracle Corp.
	1,405,000	3.600		04/01/50	1,568,163
PTC, Inc.(f)
	4,000	3.625		02/15/25	4,100
SS&C Technologies, Inc.(f)
	850,000	5.500		09/30/27	899,937
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(f)
	1,450,000	3.875		02/01/29	1,464,500

					14,532,933

Sovereign(d)(e) – 0.3%
CoBank ACB (3M USD LIBOR + 4.660%)
	5,350,000	6.250		10/01/49	5,860,551

Telecommunication Services – 2.7%
Altice France SA(d)(f)
	5,000,000	7.375		05/01/26	5,212,500
AT&T, Inc.(d)
	3,000,000	5.250		03/01/37	3,796,470
Avaya, Inc.(d)(f)
	3,575,000	6.125		09/15/28	3,807,375
CommScope, Inc.(d)(f)
	1,100,000	6.000		03/01/26	1,163,250
	1,430,000	7.125		07/01/28	1,522,950
Digicel Group 0.5 Ltd.(d)(f)(g) (PIK 3.000%, Cash 5.000%)
	603,257	8.000		04/01/25	367,987
Frontier Communications Corp.(d)(f)
	873,000	5.000		05/01/28	901,373
Intelsat Jackson Holdings SA(b)(c)(d)
	708,000	5.500		08/01/23	492,060
	4,800,000	8.000	(f)	02/15/24	4,902,000
	3,000,000	8.500	(f)	10/15/24	2,175,000

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Lumen Technologies, Inc.
$1,450,000	5.125	%(d)(f)	12/15/26	$ 1,542,437
2,870,000	7.650		03/15/42	3,540,862
Millicom International Cellular SA(d)(f)
210,000	4.500		04/27/31	222,600
MTN Mauritius Investments Ltd.
420,000	6.500		10/13/26	485,835
Network i2i, Ltd.(d)(e) (5 year CMT + 4.274%)
360,000	5.650		01/15/99	380,813
Nokia of America Corp.
3,000,000	6.450		03/15/29	3,270,000
Sprint Capital Corp.
1,150,000	8.750		03/15/32	1,755,187
Sprint Corp.
4,269,000	7.875		09/15/23	4,930,695
T-Mobile USA, Inc.(d)(f)
1,896,000	4.500		04/15/50	2,237,773
Telecom Argentina SA(f)
238,000	8.500		08/06/25	210,630
Telecom Italia Capital SA
3,025,000	7.200		07/18/36	3,993,000
1,000,000	7.721		06/04/38	1,405,000
Verizon Communications, Inc.
3,000,000	5.250		03/16/37	3,976,290

				52,292,087

Toys/Games/Hobbies(d) – 0.1%
Mattel, Inc.
2,475,000	3.150		03/15/23	2,518,313

Transportation – 0.0%
Global Liman Isletmeleri A/S(d)
200,000	8.125		11/14/21	167,500
MV24 Capital B.V.(f)
321,749	6.748		06/01/34	349,701
Rumo Luxembourg S.a.r.l.(d)
240,000	5.875		01/18/25	253,350

				770,551

TOTAL CORPORATE OBLIGATIONS (Cost $892,333,281)				$ 944,287,939

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations(e) – 0.0%
Collateralized Mortgage Obligation – 0.0%
Sequential Floating Rate – 0.0%
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1M LIBOR + 0.190%)
	$198,647	0.338%	07/25/47	$ 179,315
(Cost $76,976)

Foreign Debt Obligations – 0.2%
Sovereign – 0.2%
Republic of Ecuador(f)(j)
	$57,283	0.000%	07/31/30	$ 24,703
Republic of Egypt
EUR	590,000	4.750	04/11/25	747,990
Republic of Nigeria
	$690,000	6.500	11/28/27	742,613
Republic of Turkey
	760,000	6.125	10/24/28	808,450
Ukraine Government International Bond
	680,000	7.750	09/01/23	740,775

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $2,690,708)				$ 3,064,531

Bank Loans(k) – 6.8%
Aerospace & Defense(e) – 0.2%
TransDigm, Inc. (1M LIBOR + 2.250%)
	$4,229,469	2.371%	12/09/25	$ 4,153,254

Automotive - Parts(e) – 0.2%
Adient US LLC (1M LIBOR + 4.250%)
	1,940,512	4.371	05/06/24	1,940,512
Tenneco, Inc. (1M LIBOR + 3.000%)
	2,464,823	3.121	10/01/25	2,433,397

				4,373,909

Chemicals(e) – 0.3%
Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
	2,117,750	3.380	05/15/24	2,096,572
Starfruit Finco B.V. (1M LIBOR + 3.000%)
	2,871,463	3.129	10/01/25	2,857,106

				4,953,678

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Commercial Services(b)(e) – 0.1%
TruGreen LP (3M LIBOR + 8.500%)
$2,650,000	9.250%	11/02/28	$ 2,736,125

Computers(e) – 0.2%
Redstone Buyer LLC (3M LIBOR + 5.000%)
2,842,875	6.000	09/01/27	2,867,750

Consumer Cyclical Services - Business(e) – 0.2%
Asurion LLC (1M LIBOR + 3.250%)
3,325,137	3.371	12/23/26	3,305,752

Diversified Financial Services(e) – 0.1%
Fiserv Investment Solutions, Inc. (3M LIBOR + 4.750%)
646,750	4.970	02/18/27	649,712
Syncapay, Inc (3M LIBOR + 6.500%)
2,150,000	7.500	12/10/27	2,093,563

			2,743,275

Diversified Manufacturing(e) – 0.1%
Camelot U.S. Acquisition 1 Co. (1M LIBOR + 3.000%)
2,000,000	4.000	10/30/26	2,005,000

Food & Drug Retailers(e) – 0.0%
B&G Foods, Inc. (1M LIBOR + 2.500%)
619,375	2.621	10/10/26	619,815

Health Care - Pharmaceuticals(e) – 0.3%
Bausch Health Cos., Inc. (1M LIBOR + 3.000%)
6,238,359	3.121	06/02/25	6,239,357

Health Care - Services – 0.3%
MPH Acquisition Holdings LLC(e) (3M LIBOR + 2.750%)
1,666,192	3.750	06/07/23	1,663,176
Sotera Health Holdings LLC(l)
900,000	0.001	12/11/26	897,372
U.S. Renal Care, Inc.(e) (1M LIBOR + 5.000%)
2,172,500	5.125	06/26/26	2,173,717
Verscend Holding Corp.(e) (1M LIBOR + 4.500%)
1,368,493	4.621	08/27/25	1,368,493

			6,102,758

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Media(e) – 0.1%
Syndigo LLC
(6M LIBOR + 4.500%)
$2,075,000	5.250%	12/15/27	$ 2,059,438
(6M LIBOR + 8.000%)
625,000	8.750	12/15/28	625,000

			2,684,438

Media - Broadcasting & Radio(e) – 0.2%
Cumulus Media New Holdings, Inc. (6M LIBOR + 3.750%)
827,058	4.750	03/31/26	825,817
Getty Images, Inc. (1M LIBOR + 4.500%)
1,938,846	4.625	02/19/26	1,929,152

			2,754,969

Media - Cable(e) – 0.3%
CSC Holdings LLC
(1M LIBOR + 2.250%)
1,689,639	2.377	07/17/25	1,675,919
(1M LIBOR + 2.500%)
3,763,856	2.627	04/15/27	3,742,703

			5,418,622

Media - Non Cable(e) – 0.1%
Terrier Media Buyer, Inc. (1M LIBOR + 4.250%)
1,188,000	4.371	12/17/26	1,187,109

Packaging(e) – 0.3%
Flex Acquisition Co., Inc. (3M LIBOR + 3.000%)
2,789,266	3.238	06/29/25	2,769,406
Reynolds Group Holdings, Inc.
(1M LIBOR + 2.750%)
1,115,652	2.871	02/05/23	1,114,960
(1M LIBOR + 3.250%)
1,075,000	3.371	02/05/26	1,075,538

			4,959,904

Pharmaceuticals(e) – 0.3%
Alphabet Holding Co., Inc. (1M LIBOR + 7.750%)
5,000,000	7.897	09/26/25	4,995,850

Real Estate Investment Trust(e) – 0.1%
Brookfield Property REIT, Inc. (1M LIBOR + 3.000%)
2,037,890	3.121	08/28/23	1,989,490

Restaurants(e) – 0.0%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 1.750%)
449,166	1.871	11/19/26	445,703

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Retailers(e) – 0.1%
OEConnection LLC (1M LIBOR + 4.000%)
$2,240,742	4.121%	09/25/26	$ 2,229,539

Semiconductors(b)(e) – 0.0%
Allegro Microsystems, Inc. (2M LIBOR + 4.000%)
73,077	4.500	09/30/27	72,894

Services Cyclical - Business Services(e) – 0.2%
EVO Payments International LLC (1M LIBOR + 3.250%)
2,703,503	3.380	12/22/23	2,702,152
Travelport Finance (Luxembourg) S.a.r.l.(l) (3M LIBOR + 1.500%)
1,465,518	8.000	02/28/25	1,452,694

			4,154,846

Technology(l) – 0.1%
Endure Digital Inc.
1,632,656	0.001	01/27/28	1,627,562
392,344	0.001	01/27/28	391,120

			2,018,682

Technology - Software/Services – 2.2%
Banff Merger Sub, Inc.(e) (1M LIBOR + 4.250%)
4,911,569	4.371	10/02/25	4,901,549
Ceridian HCM Holding, Inc.(e) (1 Week LIBOR + 2.500%)
2,932,500	2.592	04/30/25	2,920,770
DCert Buyer, Inc.(e) (1M LIBOR + 4.000%)
1,761,688	4.121	10/16/26	1,763,890
Epicor Software Corp.(e)
(1M LIBOR + 4.250%)
4,089,750	5.250	07/30/27	4,098,952
(1M LIBOR + 7.750%)
1,275,000	8.750	07/31/28	1,326,956
Grab Holdings, Inc.(l)
3,050,000	0.001	01/20/26	3,034,750
Ion Trading Technologies S.a.r.l.(e) (3M LIBOR + 4.000%)
1,973,150	5.000	11/21/24	1,969,855
Gainwell Acquisition Corp.(e) (3M LIBOR + 4.000%)
4,200,000	4.750	10/01/27	4,207,896
Mitchell International, Inc.(e) (1M LIBOR + 4.250%)
5,037,375	4.750	11/29/24	5,028,963

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Technology - Software/Services – (continued)
nThrive, Inc.(l)
$1,150,000	0.001%		01/15/28	$ 1,151,437
SS&C Holdings Europe S.a.r.l.(e) (1M LIBOR + 1.750%)
1,117,979	1.871		04/16/25	1,110,857
SS&C Technologies, Inc.(e) (1M LIBOR + 1.750%)
1,468,166	1.871		04/16/25	1,458,813
The Dun & Bradstreet Corp.
450,000	0.001	(l)	02/06/26	450,643
(1M LIBOR + 3.750%)
3,076,750	3.878	(e)	02/06/26	3,081,150
The Ultimate Software Group, Inc.(e)
(1M LIBOR + 3.750%)
1,629,375	3.871		05/04/26	1,632,438
(3M LIBOR + 3.250%)
174,563	4.000		05/04/26	175,186
(3M LIBOR + 6.750%)
100,000	7.500		05/03/27	103,250
Virtusa Corp.(l)
3,795,000	0.001		12/09/27	3,818,719

				42,236,074

Telecommunication Services(e) – 0.5%
Hoya Midco LLC (6M LIBOR + 3.500%)
7,562,830	4.500		06/30/24	7,213,049
Level 3 Financing, Inc. (1M LIBOR + 1.750%)
2,023,967	1.871		03/01/27	2,010,063

				9,223,112

Textiles(e) – 0.1%
Canada Goose, Inc. (3M LIBOR + 4.250%)
850,000	5.000		10/07/27	855,313

Wireless Telecommunications(b)(e) – 0.2%
Intelsat Jackson Holdings SA
(1M PRIME + 4.750%)
3,000,000	8.000		11/27/23	3,032,640
(3M LIBOR + 5.500%)
1,482,446	6.500		07/13/22	1,505,617

				4,538,257

TOTAL BANK LOANS (Cost $128,561,198)				$ 129,865,475

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(m) – 5.2%
Goldman Sachs Emerging Markets Equity Fund - Class R6
2,524	0.311%	$ 79,557
Goldman Sachs Financial Square Government Fund - Class R6
41,327,402	0.026	41,327,402
Goldman Sachs Financial Square Government Fund - Institutional
34,541,148	0.026	34,541,148
Goldman Sachs High Yield Fund - Class R6
8,954	5.139	57,931
Goldman Sachs MLP Energy Infrastructure Fund - Class R6
1,254,108	9.115	24,379,862

TOTAL INVESTMENT COMPANIES (Cost $97,658,887)		$ 100,385,900

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,703,620,252)		$1,900,756,195

Securities Lending Reinvestment Vehicle(m) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,162,100	0.026%	$ 3,162,100
(Cost $3,162,100)

TOTAL INVESTMENTS – 99.6% (Cost $1,706,782,352)		$1,903,918,295

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		7,190,739

NET ASSETS – 100.0%		$1,911,109,034

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Security is currently in default and/or non-income producing.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2021.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Pay-in-kind securities.

(h)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $696,150, which represents approximately 0.0% of the Fund’s net assets as of January 31, 2021.

(i)	Actual maturity date is June 5, 2115.

(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(m)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At January 31, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

OEConnection LLC, due 09/25/26	$8,125	$8,085	$(7)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	1,855,050	EUR	1,525,000	04/09/21	$1,444

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	10,257,838	EUR	8,449,981	04/09/21	$(12,941)
	USD	2,345,717	GBP	1,738,875	03/04/21	(37,202)

						$(50,143)

FUTURES CONTRACTS — At January 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx Index	2,163	03/19/21	$9,252,799	$(607,167)
S&P 500 E-Mini Index	263	03/19/21	48,723,380	746,102
Ultra Long U.S. Treasury Bonds	341	03/22/21	69,809,094	(3,686,372)
2 Year U.S. Treasury Notes	44	03/31/21	9,722,969	9,122
10 Year U.S. Treasury Notes	13	03/22/21	1,781,406	(11,990)
20 Year U.S. Treasury Bonds	12	03/22/21	2,024,625	(69,710)

Total				$(3,620,015)

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(324)	03/22/21	(49,840,313)	781,484
5 Year U.S. Treasury Notes	(341)	03/31/21	(42,923,375)	2,897

Total				$784,381

TOTAL FUTURES CONTRACTS				$(2,835,634)

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At January 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

(0.250)(b)	6M EURO(c)	03/17/24	EUR	490	$(4,765)	$(5,015)	$250
(0.250) (b)	6M EURO(c)	03/17/26		680	(7,754)	(9,183)	1,429
1.000(c)	3M LIBOR(d)	03/17/41		$190	18,092	10,497	7,595
1.000(c)	3M LIBOR(d)	03/17/51		10	1,514	966	548
3M LIBOR(d)	0.250(c)	03/17/23		1,240	1,441	682	759
3M LIBOR(d)	0.250(c)	03/17/24		620	(466)	(676)	210
3M LIBOR(d)	0.500(c)	03/17/26		23,140	(62,159)	15,780	(77,939)
3M LIBOR(d)	0.500(c)	03/17/28		3,250	(75,890)	(45,798)	(30,092)
3M LIBOR(d)	0.750(c)	03/17/31		32,710	(1,241,403)	(684,028)	(557,375)

TOTAL					$(1,371,390)	$(716,775)	$(654,615)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2021.
(b)	Payments made annually.
(c)	Payments made semi-annually.
(d)	Payments made quarterly.

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Building Products – 1.2%
48,760	A.O. Smith Corp.	$ 2,647,668
11,170	Lennox International, Inc.	3,077,223

		5,724,891

Capital Markets – 6.5%
20,385	Ameriprise Financial, Inc.	4,033,580
7,025	BlackRock, Inc.	4,926,351
16,607	Evercore, Inc. Class A	1,811,824
10,185	FactSet Research Systems, Inc.	3,079,333
17,730	Moody’s Corp.	4,720,790
16,360	S&P Global, Inc.	5,186,120
46,410	SEI Investments Co.	2,452,768
29,494	T. Rowe Price Group, Inc.	4,615,221

		30,825,987

Chemicals – 2.2%
21,730	Ecolab, Inc.	4,444,002
4,285	NewMarket Corp.	1,680,534
6,472	The Sherwin-Williams Co.	4,477,330

		10,601,866

Commercial Services & Supplies – 0.7%
93,477	Rollins, Inc.	3,367,042

Communications Equipment – 1.2%
131,500	Cisco Systems, Inc.	5,862,270

Consumer Finance – 0.8%
45,169	Discover Financial Services	3,773,418

Distributors – 0.7%
9,575	Pool Corp.	3,391,273

Electric Utilities – 0.9%
55,335	NextEra Energy, Inc.	4,474,941

Electrical Equipment – 0.8%
16,070	Rockwell Automation, Inc.	3,993,877

Electronic Equipment, Instruments & Components – 4.2%
35,920	Amphenol Corp. Class A	4,485,689
118,325	Corning, Inc.	4,244,318
47,140	FLIR Systems, Inc.	2,453,637
8,775	Littelfuse, Inc.	2,135,572
50,587	National Instruments Corp.	2,094,302
37,888	TE Connectivity Ltd.	4,561,715

		19,975,233

Entertainment – 2.1%
111,550	Activision Blizzard, Inc.	10,151,050

Equity Real Estate Investment Trusts (REITs) – 2.2%
18,625	CoreSite Realty Corp.	2,503,945
55,410	Equity LifeStyle Properties, Inc.	3,371,145
93,685	Iron Mountain, Inc.	3,154,374
11,045	PS Business Parks, Inc.	1,503,445

		10,532,909

Shares	Description	Value

Common Stocks – (continued)
Food & Staples Retailing – 1.9%
14,530	Costco Wholesale Corp.	$ 5,120,808
120,160	The Kroger Co.	4,145,520

		9,266,328

Food Products – 2.3%
86,585	Hormel Foods Corp.	4,057,373
23,325	Ingredion, Inc.	1,760,338
8,170	J&J Snack Foods Corp.	1,247,232
58,580	Tyson Foods, Inc. Class A	3,767,280

		10,832,223

Gas Utilities – 0.1%
20,679	Suburban Propane Partners LP	317,423

Health Care Equipment & Supplies – 4.2%
29,695	Danaher Corp.	7,062,659
61,250	Medtronic PLC	6,818,963
27,335	Stryker Corp.	6,041,308

		19,922,930

Health Care Providers & Services – 6.5%
47,140	AmerisourceBergen Corp.	4,911,988
19,465	Anthem, Inc.	5,780,716
89,421	CVS Health Corp.	6,407,015
37,210	Quest Diagnostics, Inc.	4,805,671
28,186	The Ensign Group, Inc.	2,206,400
20,685	UnitedHealth Group, Inc.	6,900,102

		31,011,892

Hotels, Restaurants & Leisure – 1.6%
90,280	The Wendy’s Co.	1,841,712
36,395	Wyndham Destinations, Inc.	1,610,115
40,565	Yum! Brands, Inc.	4,116,942

		7,568,769

Household Products – 0.4%
5,520	WD-40 Co.	1,680,343

Independent Power and Renewable Electricity Producers – 0.9%
27,968	Atlantica Sustainable Infrastructure PLC	1,156,477
14,523	Brookfield Renewable Corp. Class A	812,562
26,741	Clearway Energy, Inc. Class A	770,943
17,289	NextEra Energy Partners LP	1,409,053

		4,149,035

Industrial Conglomerates – 1.2%
31,900	3M Co.	5,603,554

Insurance – 1.7%
23,835	Aon PLC Class A	4,840,889
67,130	Principal Financial Group, Inc.	3,307,495

		8,148,384

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – 7.7%
22,827	Accenture PLC Class A	$ 5,522,308
31,305	Automatic Data Processing, Inc.	5,169,082
25,537	Broadridge Financial Solutions, Inc.	3,608,633
40,885	Fidelity National Information Services, Inc.	5,047,662
21,780	Jack Henry & Associates, Inc.	3,153,526
18,215	Mastercard, Inc. Class A	5,761,222
133,560	The Western Union Co.	2,974,381
29,390	Visa, Inc. Class A	5,679,618

		36,916,432

Leisure Products – 0.5%
21,314	Polaris, Inc.	2,486,704

Machinery – 0.5%
41,500	Donaldson Co., Inc.	2,466,760

Media – 7.0%
229,505	Comcast Corp. Class A	11,376,563
106,500	Omnicom Group, Inc.	6,643,470
243,280	The Interpublic Group of Cos., Inc.	5,855,750
196,149	ViacomCBS, Inc. Class B	9,513,226

		33,389,009

Multi-Utilities – 0.7%
37,995	WEC Energy Group, Inc.	3,377,756

Multiline Retail – 1.4%
21,750	Dillard’s, Inc. Class A	1,909,868
27,225	Target Corp.	4,932,353

		6,842,221

Oil, Gas & Consumable Fuels – 14.8%
109,262	Antero Midstream Corp.	885,022
47,081	BP Midstream Partners LP	548,964
64,562	Cheniere Energy Partners LP	2,526,957
89,297	Crestwood Equity Partners LP	1,847,555
132,652	DCP Midstream LP	2,653,040
6,161	Delek Logistics Partners LP	236,398
102,082	Enable Midstream Partners LP	543,076
939,563	Energy Transfer LP	5,891,060
410,795	Enterprise Products Partners LP	8,310,383
53,499	Genesis Energy LP	333,299
20,240	Hess Midstream LP Class A	422,409
83,603	Holly Energy Partners LP	1,217,260
176,705	Magellan Midstream Partners LP	7,856,304
428,467	MPLX LP	9,901,872
198,730	NuStar Energy LP	3,030,632
19,237	ONEOK, Inc.	766,210
14,509	Pembina Pipeline Corp.	381,587
109,194	Phillips 66 Partners LP	2,742,953
919,389	Plains All American Pipeline LP	7,695,286
19,799	Rattler Midstream LP	189,278
128,485	Shell Midstream Partners LP	1,482,717
25,235	Sunoco LP	789,351
83,873	Targa Resources Corp.	2,295,604
51,116	TC PipeLines LP	1,517,634

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
77,359	The Williams Cos., Inc.	$ 1,642,332
337,022	Western Midstream Partners LP	4,964,334

		70,671,517

Personal Products – 0.9%
18,810	The Estee Lauder Cos., Inc. Class A	4,451,386

Pharmaceuticals – 0.6%
62,640	Perrigo Co. PLC	2,674,728

Professional Services – 0.8%
17,005	Insperity, Inc.	1,334,722
37,870	Robert Half International, Inc.	2,556,225

		3,890,947

Semiconductors & Semiconductor Equipment – 4.9%
32,060	Analog Devices, Inc.	4,723,400
17,050	KLA Corp.	4,775,194
23,787	Power Integrations, Inc.	1,916,043
38,790	QUALCOMM, Inc.	6,062,101
34,080	Texas Instruments, Inc.	5,646,715

		23,123,453

Software – 2.6%
28,960	Microsoft Corp.	6,717,562
96,080	Oracle Corp.	5,806,114

		12,523,676

Specialty Retail – 4.7%
38,650	Best Buy Co., Inc.	4,205,893
32,965	Lowe’s Cos., Inc.	5,500,210
21,660	The Home Depot, Inc.	5,865,961
24,710	Tractor Supply Co.	3,502,396
24,450	Williams-Sonoma, Inc.	3,152,094

		22,226,554

Technology Hardware, Storage & Peripherals – 1.8%
180,505	HP, Inc.	4,393,492
63,030	Seagate Technology PLC	4,167,543

		8,561,035

Textiles, Apparel & Luxury Goods – 2.0%
40,720	NIKE, Inc. Class B	5,439,785
52,588	VF Corp.	4,042,439

		9,482,224

Trading Companies & Distributors – 1.8%
84,265	Fastenal Co.	3,841,641
22,248	MSC Industrial Direct Co., Inc. Class A	1,725,778
12,049	Watsco, Inc.	2,873,566

		8,440,985

Water Utilities – 0.7%
21,075	American Water Works Co., Inc.	3,351,347

TOTAL COMMON STOCKS (Cost $356,426,407)		$466,052,372

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – 2.2%
Goldman Sachs Financial Square Government Fund - Class R6
9,561,467	0.026%	$ 9,561,467
Goldman Sachs Financial Square Government Fund - Institutional Shares
853,086	0.026	853,086

TOTAL INVESTMENT COMPANIES (Cost $10,414,553)		$ 10,414,553

TOTAL INVESTMENTS – 99.9% (Cost $366,840,960)		$476,466,925

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		414,613

NET ASSETS – 100.0%		$476,881,538

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
LP	— Limited Partnership
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web atwww.GSAMFUNDS.com.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

S&P 500 E-Mini Index	57	03/19/21	$10,559,820	$(18,701)

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

B. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2021:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$6,205,307	$—	$—
Europe	162,006,007	—	—
North America	545,130,104	9,582,932	48,685
Fixed Income
Corporate Obligations	—	936,718,879	7,569,060
Mortgage-Backed Obligations	—	179,315	—
Foreign Debt Obligations	—	3,064,531	—
Bank Loans	—	122,518,199	7,347,276
Investment Companies	100,385,900	—	—
Securities Lending Reinvestment Vehicle	3,162,100	—	—

Total	$816,889,418	$1,072,063,856	$14,965,021

Liabilities(b)
Fixed Income
Unfunded Loan Committment	$—	$(7)	$—

Total	$—	$(7)	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,444	$—
Futures Contracts	1,539,605	—	—
Interest Rate Swap Contracts	—	10,791	—

Total	$1,539,605	$12,235	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(50,143)	$—
Futures Contracts	(4,375,239)	—	—
Interest Rate Swap Contracts	—	(665,406)	—

Total	$(4,375,239)	$(715,549)	$—

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$25,575,080	$—	$—
North America	440,477,292	—	—
Investment Companies	10,414,553	—	—

Total	$476,466,925	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(18,701)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Schedule of Investments (continued)

January 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests.

Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Short Position Risk — The Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Funds may purchase for investment. Taking short positions involves leverage of the Funds’ assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Funds have taken a short position increases, then the Funds will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Funds use the proceeds they receive from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Funds to the markets and therefore could magnify changes to the Funds’ NAV.